Basis of presentation for the consolidated financial statements (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Basis Of Presentation For Consolidated Financial Statement [Line Items]
Property, plant and equipment, (net)	$ 1,737,319	$ 1,569,906	$ 1,454,823
Right-of-use assets	30,024	37,164	$ 0
Other current financial liabilities	68,955	291,128
Lease liabilities, current	5,528	7,694
Other non-current financial liabilities	1,899,513	1,488,723
Lease liabilities, non-current	$ 25,546	30,203
Balances originally reported [Member]
Disclosure Of Basis Of Presentation For Consolidated Financial Statement [Line Items]
Property, plant and equipment, (net)		1,607,070
Right-of-use assets		0
Other current financial liabilities		298,822
Lease liabilities, current		0
Other non-current financial liabilities		1,518,926
Lease liabilities, non-current		0
Reclassification balances [Member]
Disclosure Of Basis Of Presentation For Consolidated Financial Statement [Line Items]
Property, plant and equipment, (net)		(37,164)
Right-of-use assets		37,164
Other current financial liabilities		(7,694)
Lease liabilities, current		7,694
Other non-current financial liabilities		(30,203)
Lease liabilities, non-current		30,203
Reclassified balances [member]
Disclosure Of Basis Of Presentation For Consolidated Financial Statement [Line Items]
Property, plant and equipment, (net)		1,569,906
Right-of-use assets		37,164
Other current financial liabilities		291,128
Lease liabilities, current		7,694
Other non-current financial liabilities		1,488,723
Lease liabilities, non-current		$ 30,203